Segmental information - Geographic analysis (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Sales	£ 22,448	£ 19,153	£ 17,697
Non-current assets	21,569	19,063	19,921
United States
Disclosure of geographical areas [line items]
Sales	6,327	5,441	4,839
Non-current assets	5,899	4,320	5,028
India
Disclosure of geographical areas [line items]
Sales	3,219	3,011	2,783
Non-current assets	2,396	2,561	2,758
Great Britain
Disclosure of geographical areas [line items]
Sales	2,142	1,822	1,684
Non-current assets	2,413	2,119	1,911
Netherlands
Disclosure of geographical areas [line items]
Sales	89	70	62
Non-current assets	2,600	2,474	2,661
Rest of World
Disclosure of geographical areas [line items]
Sales	10,671	8,809	8,329
Non-current assets	£ 8,261	£ 7,589	£ 7,563